COMMON STOCK (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 01, 2013 North Coast Advisors	Jun. 01, 2013 North Coast Advisors	Jul. 12, 2012 North Coast Advisors	Jun. 01, 2012 North Coast Advisors	Jan. 02, 2014 Separation Agreement	Sep. 20, 2013 Separation Agreement
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Par Value Per Share	$ 0.001	$ 0.001
Common Stock Shares Issued	14,773,496	14,232,496
Shares Issued			20,000	20,000	40,000		250,000	250,000
Shares Issued, per share value			$ 1.50	$ 1.945	$ 1.12
Term of Agreement				P2Y		P2Y
Shares Issued, value	$ 14,773	$ 14,232						$ 505,000
Deferred stock compensation	$ (233,942)	$ 0						$ (174,808)